Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Effective Tax Rates [Line Items]
PRC Statutory EIT rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	10.00%	(2.00%)	0.00%
Effect of future tax rate change	(1.00%)	1.00%	0.00%
Change of prior year deferred tax assets	0.00%	1.00%	0.00%
Change of valuation allowance	(16.00%)	(24.00%)	(25.00%)
(Income) not subject to tax and non-deductible expenses, net	2.00%	0.00%	0.00%
Effect of expired net operating loss	(20.00%)	(1.00%)	0.00%
Effective EIT rate	0.00%	0.00%	0.00%